LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Composition of the Company's loan portfolio
The composition of the Company's loan portfolio at December 31, 2017 and 2016 is as follows:

	December 31,
	2017	2016
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$397,277	$417,064
Multi-family and commercial	481,998	421,668
Construction	28,765	36,026
Total real estate loans	908,040	874,758

Commercial business loans:
SBA and USDA guaranteed	89,514	116,383
Time share	50,526	51,083
Condominium association	27,096	23,531
Medical loans	27,803	27,180
Other	88,566	79,524
Total commercial business loans	283,505	297,701

Consumer loans:
Home equity	53,480	55,228
Indirect automobile	57	501
Other	1,835	1,687
Total consumer loans	55,372	57,416

Total loans	1,246,917	1,229,875

Deferred loan origination costs, net of fees	2,591	2,268
Allowance for loan losses	(12,334)	(11,820)
Loans receivable, net	$1,237,174	$1,220,323

Allowance for Credit Losses on Financing Receivables
Changes in the allowance for loan losses for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2014	$955	$3,607	$254	$2,382	$599	$7,797
Provision for loan losses	109	1,691	262	393	54	2,509
Loans charged-off	(102)	(289)	—	(165)	(1)	(557)
Recoveries of loans previously charged-off	74	24	—	15	1	114
Balance at December 31, 2015	1,036	5,033	516	2,625	653	9,863
Provision for loan losses	293	631	436	632	198	2,190
Loans charged-off	(208)	(50)	—	(68)	(124)	(450)
Recoveries of loans previously charged-off	28	110	—	77	2	217
Balance at December 31, 2016	1,149	5,724	952	3,266	729	11,820
Provision (benefit) for loan losses	43	903	(319)	40	(6)	661
Loans charged-off	(102)	—	—	(79)	(58)	(239)
Recoveries of loans previously charged-off	3	—	—	81	8	92
Balance at December 31, 2017	$1,093	$6,627	$633	$3,308	$673	$12,334

Additional Information on Allowance for Credit Losses on Financing Receivables
Further information pertaining to the allowance for loan losses at December 31, 2017 and 2016 is as follows:

December 31, 2017	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$231	$251	$—	$—	$—	$482
Allowance for loans individually or collectively evaluated and not deemed to be impaired	862	6,376	633	3,308	673	11,852
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$1,093	$6,627	$633	$3,308	$673	$12,334

Loans individually evaluated and deemed to be impaired	$5,113	$9,646	$—	$334	$292	$15,385
Loans individually or collectively evaluated and not deemed to be impaired	392,164	470,433	28,765	283,171	55,080	1,229,613
Amount of loans acquired with deteriorated credit quality	—	1,919	—	—	—	1,919
Total loans	$397,277	$481,998	$28,765	$283,505	$55,372	$1,246,917

December 31, 2016	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans individually evaluated and deemed to be impaired	$306	$240	$—	$95	$52	$693
Allowance for loans individually or collectively evaluated and not deemed to be impaired	843	5,484	952	3,171	677	11,127
Allowance for loans acquired with deteriorated credit quality	—	—	—	—	—	—
Total loan loss allowance	$1,149	$5,724	$952	$3,266	$729	$11,820

Loans individually evaluated and deemed to be impaired	$6,450	$7,257	$—	$607	$453	$14,767
Loans individually or collectively evaluated and not deemed to be impaired	410,221	411,637	36,026	297,094	56,963	1,211,941
Amount of loans acquired with deteriorated credit quality	393	2,774	—	—	—	3,167
Total loans	$417,064	$421,668	$36,026	$297,701	$57,416	$1,229,875

Past Due Loans Receivables
The following represents an aging of loans at December 31, 2017 and 2016:

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$6,243	$1,582	$1,280	$9,105	$388,172	$397,277
Multi-family and commercial	3,633	—	27	3,660	478,338	481,998
Construction	—	—	—	—	28,765	28,765
Commercial Business:
SBA and USDA guaranteed	483	—	—	483	89,031	89,514
Time share	—	—	—	—	50,526	50,526
Condominium association	—	—	—	—	27,096	27,096
Medical loans	139	99	—	238	27,565	27,803
Other	77	183	26	286	88,280	88,566
Consumer:
Home equity	475	—	—	475	53,005	53,480
Indirect automobile	2	3	—	5	52	57
Other	8	—	—	8	1,827	1,835
Total	$11,060	$1,867	$1,333	$14,260	$1,232,657	$1,246,917

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,781	$1,128	$1,547	$7,456	$409,608	$417,064
Multi-family and commercial	2,752	250	351	3,353	418,315	421,668
Construction	—	—	—	—	36,026	36,026
Commercial Business:
SBA and USDA guaranteed	1,628	—	—	1,628	114,755	116,383
Time share	—	—	—	—	51,083	51,083
Condominium association	—	—	—	—	23,531	23,531
Medical loans	—	—	—	—	27,180	27,180
Other	431	—	593	1,024	78,500	79,524
Consumer:
Home equity	182	—	179	361	54,867	55,228
Indirect automobile	9	—	—	9	492	501
Other	4	2	5	11	1,676	1,687
Total	$9,787	$1,380	$2,675	$13,842	$1,216,033	$1,229,875

Impaired Financing Receivables
The following is a summary of impaired and nonaccrual loans at December 31, 2017 and 2016:

	Impaired Loans (1)
December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,097	$3,156	$—	$2,024
Multi-family and commercial	7,120	7,317	—	3,169
Commercial business - Other	308	308	—	298
Consumer - Home equity	292	292	—	192
Consumer - Indirect automobile	—	—	—	1
Total impaired loans without valuation allowance	10,817	11,073	—	5,684

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,016	2,027	231	381
Multi-family and commercial	4,029	4,029	251	313
Commercial business - Other	26	26	—	26
Total impaired loans with valuation allowance	6,071	6,082	482	720
Total impaired loans	$16,888	$17,155	$482	$6,404

(1) Includes loans acquired with deteriorated credit quality from the Newport Federal Savings Bank ("Newport") merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.

	Impaired Loans (1)
December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,960	$4,013	$—	$2,753
Multi-family and commercial	5,807	5,807	—	885
Commercial business - Other	512	512	—	498
Consumer - Home equity	174	174	—	174
Consumer - Indirect automobile	—	—	—	6
Total impaired loans without valuation allowance	10,453	10,506	—	4,316

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	2,489	2,489	306	672
Multi-family and commercial	3,789	3,789	240	171
Commercial business - Other	95	95	95	95
Consumer - Home equity	280	378	52	179
Total impaired loans with valuation allowance	6,653	6,751	693	1,117
Total impaired loans	$17,106	$17,257	$693	$5,433

(1) Includes loans acquired with deteriorated credit quality from the Newport merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.

Additional Information Related to Impaired Loans
Additional information related to impaired loans is as follows:

	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)

Year Ended December 31, 2015
Residential - 1 to 4 family	$5,891	$110	$7
Multi-family and commercial	6,268	308	34
Commercial business - Other	953	29	20
Consumer - Home equity	85	4	4
Total	$13,197	$451	$65

Year Ended December 31, 2016
Residential - 1 to 4 family	$6,063	$128	$16
Multi-family and commercial	9,231	394	37
Commercial business - Other	750	18	14
Consumer - Home equity	395	4	1
Total	$16,439	$544	$68

Year Ended December 31, 2017
Residential - 1 to 4 family	$5,543	$133	$11
Multi-family and commercial	8,580	423	11
Commercial business BHG	12	—	—
Commercial business - Other	1,317	62	29
Consumer - Home equity	314	5	2
Consumer - Other	4	—	—
Total	$15,770	$623	$53

Financing Receivable Credit Quality Indicators
The following tables present the Company’s loans by risk rating at December 31, 2017 and 2016:

December 31, 2017	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$389,276	$1,592	$6,409	$—	$—	$397,277
Multi-family and commercial	—	457,395	13,362	11,241	—	—	481,998
Construction	—	28,765	—	—	—	—	28,765
Total real estate loans	—	875,436	14,954	17,650	—	—	908,040

Commercial business loans:
SBA and USDA guaranteed	89,514	—	—	—	—	—	89,514
Time share	—	50,526	—	—	—	—	50,526
Condominium association	—	27,096	—	—	—	—	27,096
Medical loans	—	27,803	—	—	—	—	27,803
Other	—	83,742	3,559	1,265	—	—	88,566
Total commercial business loans	89,514	189,167	3,559	1,265	—	—	283,505

Consumer loans:
Home equity	—	53,086	137	257	—	—	53,480
Indirect automobile	—	57	—	—	—	—	57
Other	—	1,834	—	1	—	—	1,835
Total consumer loans	—	54,977	137	258	—	—	55,372

Total loans	$89,514	$1,119,580	$18,650	$19,173	$—	$—	$1,246,917

December 31, 2016	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$408,237	$1,174	$7,653	$—	$—	$417,064
Multi-family and commercial	—	393,225	14,018	14,425	—	—	421,668
Construction	—	36,026	—	—	—	—	36,026
Total real estate loans	—	837,488	15,192	22,078	—	—	874,758

Commercial business loans:
SBA and USDA guaranteed	116,383	—	—	—	—	—	116,383
Time share	—	51,083	—	—	—	—	51,083
Condominium association	—	23,531	—	—	—	—	23,531
Medical loans	—	27,180	—	—	—	—	27,180
Other	—	73,474	3,741	2,309	—	—	79,524
Total commercial business loans	116,383	175,268	3,741	2,309	—	—	297,701

Consumer loans:
Home equity	—	54,683	46	499	—	—	55,228
Indirect automobile	—	501	—	—	—	—	501
Other	—	1,681	—	6	—	—	1,687
Total consumer loans	—	56,865	46	505	—	—	57,416

Total loans	$116,383	$1,069,621	$18,979	$24,892	$—	$—	$1,229,875

Loans Modified as Troubled Debt Restructurings
The following table provides information on loans modified as TDRs during the years ended December 31, 2017, 2016 and 2015.

			Allowance for
	Number	Recorded	Loan Losses
	of Loans	Investment	(End of Period)
	(Dollars in Thousands)
Year Ended December 31, 2015
Residential - 1 to 4 family	3	$496	$32
Multi-family and commercial	5	1,370	—
Commercial business - other	1	17	—
Consumer - home equity	1	98	$—
Total	10	$1,981	$32

Year Ended December 31, 2016
Residential - 1 to 4 family	4	$757	$15
Multi-family and commercial	6	4,768	222
Total	10	$5,525	$237

Year Ended December 31, 2017
Residential - 1 to 4 family	2	$504	$4
Multi-family and commercial	6	3,184	67
Commercial business - other	1	169	—
Total	9	$3,857	$71

Troubled Debt Restructurings on Financing Receivables
The following table provides the recorded investment, by type of modification, for modified loans identified as TDRs during the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Interest rate adjustments	$—	$270	$539
Principal deferrals	2,220	189	213
Combination of rate and payment (1)	214	—	146
Combination of rate and maturity (2)	620	3,192	—
Maturity only	803	1,874	1,083
Total	$3,857	$5,525	$1,981

(1) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and extensions of maturity.

Schedule of Loans Acquired with Evidence of Deteriorated Credit Quality [Table Text Block]
The following is a summary of loans acquired with evidence of credit deterioration from Newport as of
December 31, 2017:

	Contractual Required Payments Receivable	Cash Expected To Be Collected	Non-Accretable Discount	Accretable Yield	Loans Receivable
	(In Thousands)
Balance at December 31, 2014	$5,799	$4,962	$837	$—	$4,962
2015 Additions	—	186	(186)	186	—
2015 Collections	(143)	(135)	(8)	(65)	(70)
2015 Dispositions	(580)	(520)	(60)	—	(520)
Balance at December 31, 2015	5,076	4,493	583	121	4,372
2016 Additions	—	66	(66)	66	—
2016 Collections	(819)	(806)	(13)	(33)	(773)
2016 Dispositions	(735)	(586)	(149)	—	(586)
Balance at December 31, 2016	3,522	3,167	355	154	3,013
2017 Additions	—	77	(77)	77	—
2017 Collections	(126)	(126)	—	(88)	(38)
2017 Dispositions	(1,255)	(1,199)	(56)	—	(1,199)
Balance at December 31, 2017	$2,141	$1,919	$222	$143	$1,776

Schedule of Servicing Assets at Amortized Value
The following summarizes activity in capitalized mortgage servicing rights:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Balance at beginning of year	$907	$953	$1,117
Additions	432	289	197
Amortization	(314)	(335)	(361)
Balance at end of year	$1,025	$907	$953
Fair value of mortgage servicing assets	$2,075	$1,852	$1,909